Income taxes - Income (Loss) Before Taxes (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	60,649	6,536
CANADA
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	19,687	12,251
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	40,962	(5,715)